Note 16 - Segment Information (Detail) - Segment Reporting (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net interest income	$ 32,655	$ 33,871	$ 32,967
Provision expense	1,583	4,896	5,871
Noninterest income	8,483	7,222	6,154
Noninterest expense	29,741	28,299	26,643
Tax expense	2,762	2,063	1,511
Net income	7,052	5,835	5,096
Assets	769,223	804,177	851,514
Banking [Member]
Net interest income	29,445	30,792	30,074
Provision expense	1,527	4,809	5,717
Noninterest income	7,734	6,327	5,578
Noninterest expense	27,384	26,130	24,756
Tax expense	2,240	1,483	1,029
Net income	6,028	4,697	4,149
Assets	754,490	789,744	837,359
Consumer Finance [Member]
Net interest income	3,210	3,079	2,893
Provision expense	56	87	154
Noninterest income	749	895	576
Noninterest expense	2,357	2,169	1,887
Tax expense	522	580	482
Net income	1,024	1,138	947
Assets	$ 14,733	$ 14,433	$ 14,155